Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) [Line Items]
Income tax expense	$ 456	$ 738
Valuation allowance	17,934	$ 15,265
Unrepatriated earnings balance	972
Effective tax liability	49
Federal net operating loss	212,867
Interest and penalties	$ 474
Operating loss credits description	The Company’s tax years 2006 to 2021 will remain open for examination by the federal and state authorities for three and four years, respectively, from the date of utilization of any net operating loss credits.
Maximum [Member]
Income Taxes (Details) [Line Items]
Net operating loss	$ 301,503
Federal and state net operating loss expire year	2028
Research and development credit carry forwards	$ 8,900
Minimum [Member]
Income Taxes (Details) [Line Items]
Net operating loss	$ 102,925
Federal and state net operating loss expire year	2025
Research and development credit carry forwards	$ 7,993
Canada [Member]
Income Taxes (Details) [Line Items]
Foreign earnings balances	$ 972
Reduced dividends	5.00%
China [Member]
Income Taxes (Details) [Line Items]
Foreign earnings balances	$ 0
Germany [Member]
Income Taxes (Details) [Line Items]
Foreign earnings balances	$ 5,681
Reduced dividends	0.00%
Net operating loss	$ 3,383
Japan [Member]
Income Taxes (Details) [Line Items]
Foreign earnings balances	$ 159
Reduced dividends	0.00%
Korea [Member]
Income Taxes (Details) [Line Items]
Foreign earnings balances	$ 0